OTHER CURRENT RECEIVABLES	12 Months Ended
Dec. 31, 2021
Other Receivables, Net, Current [Abstract]
OTHER CURRENT RECEIVABLES

NOTE 6 - OTHER CURRENT RECIVABLES:

Other current receivables consist of the following:

	December 31
	2021	2020
Advances to suppliers	7,201	1,639
Prepaid expenses	1,203	839
Government institutions	641	466
Income tax	3,303	307
Other	590	324
Total other current liabilities	12,938	3,575